Notes Payable - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		May 31, 2016	May 31, 2014	Dec. 31, 2012
Principal balance		$ 19,107		$ 18,886
Accrued Interest		1,758
Interest Rate							6.00%
Less: Note discounts		(450)		(530)
Less: Current portion net of discount		(17,419)		(12,590)
Long term portion net of discount		1,238		5,766
HCIC Seller Carryback Note [Member]
Principal balance		6,301		$ 6,645
Accrued Interest		$ 296
Interest Rate		6.00%		6.00%		6.00%		6.00%
Security		Shares in the Mutual Ditch Company		Shares in the Mutual Ditch Company
Less: Note discounts
CWCB Note [Member]
Principal balance		748		$ 798
Accrued Interest		$ 6
Interest Rate		2.50%		2.50%
Security		Certain Orlando and Farmland Assets		Certain Orlando and Farmland Assets
Less: Note discounts
FirstOak Bank - Dionisio Farm Note 1 [Member]
Principal balance				$ 771
Accrued Interest
Interest Rate	[1]	0.00%		0.00%
Security		Dionisio farmland and 146.4 shares of Bessemer Irrigating Ditch Company Stock, well permits		Dionisio farmland and 146.4 shares of Bessemer Irrigating Ditch Company Stock, well permits
Less: Note discounts
FirstOak Bank - Dionisio Farm Note 2 [Member]
Principal balance				$ 118
Accrued Interest
Interest Rate	[2]	0.00%		0.00%
Security		Dionisio farmland and 9 shares of Bessemer Irrigating Ditch Company Stock, well permits, water leases		Dionisio farmland and 9 shares of Bessemer Irrigating Ditch Company Stock, well permits, water leases
Less: Note discounts
Seller Carry Back - Dionisio Farm Note [Member]
Principal balance				$ 590
Accrued Interest
Interest Rate		6.00%		6.00%
Security		Unsecured		Unsecured
Less: Note discounts
FirstOak Bank - Mater Note [Member]
Principal balance				$ 156
Accrued Interest
Interest Rate		0.00%	[2]	0.00%	[1]
Security		Secured by Mater assets purchased		Secured by Mater assets purchased
Less: Note discounts
McFinney Agri-Finance Note [Member]
Principal balance		441		$ 625
Accrued Interest
Interest Rate		6.80%		6.80%
Security		2579 acres of pasture land in Ellicott Colorado		2579 acres of pasture land in Ellicott Colorado
Less: Note discounts
GrowCo $4M Note [Member]
Principal balance		4,000		$ 4,000
Accrued Interest		$ 531
Interest Rate		22.50%		22.50%
Security		Various land and water assets		Various land and water assets
Less: Note discounts		$ (62)
GrowCo $1.5M Exchange Note [Member]
Principal balance		100		$ 100
Accrued Interest
Interest Rate		22.50%		22.50%
Security		Various land and water assets		Various land and water assets
Less: Note discounts
GrowCo $6M Exchange Note [Member]
Principal balance		1,855		$ 2,010
Accrued Interest		$ 288
Interest Rate		22.50%		22.50%
Security		Various land and water assets		Various land and water assets
Less: Note discounts		$ (76)
GrowCo $7M Exchange Note [Member]
Principal balance		3,132		$ 2,677
Accrued Interest		$ 351
Security		Various land and water assets		Various land and water assets
Less: Note discounts		$ (143)
GrowCo $7M Exchange Note [Member] | Minimum [Member]
Interest Rate		10.00%		10.00%
GrowCo $7M Exchange Note [Member] | Maximum [Member]
Principal balance
Accrued Interest
Interest Rate		22.50%		22.50%
GrowCo $2M Exchange Note [Member]
Principal balance		$ 1,520
Accrued Interest		$ 238
Interest Rate		0.00%		0.00%
Security		Various land and water assets		Various land and water assets
Less: Note discounts		$ (94)
Hemp Loan [Member]
Principal balance				$ 71
Interest Rate				18.00%
Security		Crop Lien		Crop Lien
GCP1 Short Term [Member]
Principal balance				$ 25
Accrued Interest
Interest Rate		22.50%		22.50%
Security		None		None
Less: Note discounts
Bridge loan Harding [Member]
Principal balance		13
Accrued Interest
Interest Rate		18.00%		18.00%
Security		None		None
Less: Note discounts
El Paso land [Member]
Principal balance		275
Accrued Interest		$ 19
Interest Rate		18.00%		18.00%
Security		Second on El Paso County land		Second on El Paso County land
Less: Note discounts		$ (21)
WRC Convertible [Member]
Principal balance		300
Accrued Interest		$ 26
Interest Rate		12.00%		20.00%
Security		Lien on water supply agreement		Lien on water supply agreement
Less: Note discounts
Equipment Loans [Member]
Principal balance		122		$ 300
Accrued Interest		$ 3
Security		Various equipment		Various equipment
Less: Note discounts
Equipment Loans [Member] | Minimum [Member]
Interest Rate		5.00%		5.00%
Equipment Loans [Member] | Maximum [Member]
Interest Rate		8.00%		8.00%
OID Black Mountain [Member]
Principal balance		$ 300
Accrued Interest
Interest Rate		0.00%		0.00%
Security		None		None
Less: Note discounts		$ (54)
Hemp Loan [Member]
Principal balance
Accrued Interest
Interest Rate		18.00%
Less: Note discounts

[1]	Prime rate + 1%, but not less than 6%.
[2]	Prime rate + 1.5%, but not less than 6%.